Schedule of Investments (unaudited) March 31, 2022	BlackRock LifePath® Dynamic 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 62.1%
BlackRock Advantage Emerging Markets Fund, Class K	1,740,261	$18,847,021
BlackRock Tactical Opportunities Fund, Class K	1,140,796	15,834,246
Diversified Equity Master Portfolio	$110,108,168	110,108,168
International Tilts Master Portfolio	$31,486,146	31,486,146
iShares Developed Real Estate Index Fund, Class K	797,584	9,140,314
iShares MSCI EAFE Small-Cap ETF	186,594	12,378,646

		197,794,541

Fixed-Income Funds — 34.4%
Advantage CoreAlpha Bond Master Portfolio	$33,490,631	33,490,631
iShares Core U.S. Aggregate Bond ETF	265,863	28,473,927
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	24,056	2,909,333
iShares TIPS Bond ETF(b)	172,134	21,442,732
Master Total Return Portfolio	$23,195,612	23,195,612

		109,512,235

Security	Shares	Value

Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(c)(d)	15,427,748	$15,424,663
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(c)	10,662,462	10,662,462

		26,087,125

Total Investments — 104.7% (Cost: $309,569,205)		333,393,901

Liabilities in Excess of Other Assets — (4.7)%		(15,117,141)

Net Assets — 100.0%		$318,276,760

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
Advantage CoreAlpha Bond Master Portfolio	$35,607,173	$261,863	(a)(b)	$—		$(634,124)	$(1,744,281)	$33,490,631	$33,490,631	$172,329		$—
BlackRock Advantage Emerging Markets Fund, Class K	21,379,944	521,567		(1,281,364)		(2,798)	(1,770,328)	18,847,021	1,740,261	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	19,322,309	—		(3,884,887	)(a)	(13,660)	901	15,424,663	15,427,748	8,402	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,201,970	4,460,492	(a)	—		—	—	10,662,462	10,662,462	1,422		—
BlackRock Tactical Opportunities Fund, Class K	17,749,006	—		(1,687,532)		(36,393)	(190,835)	15,834,246	1,140,796	—		—
Diversified Equity Master Portfolio	116,363,571	233,618	(a)(b)	—		825,316	(7,314,337)	110,108,168	$110,108,168	233,618		—
International Tilts Master Portfolio	34,138,077	222,795	(a)(b)	—		(265,706)	(2,609,020)	31,486,146	$31,486,146	222,795		—
iShares Core U.S. Aggregate Bond ETF	30,329,651	—		—		—	(1,855,724)	28,473,927	265,863	85,636		—
iShares Developed Real Estate Index Fund, Class K	10,114,689	—		(581,117)		30,135	(423,393)	9,140,314	797,584	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	3,187,901	—		—		—	(278,568)	2,909,333	24,056	11,970		—
iShares MSCI EAFE Small-Cap ETF	13,638,155	—		—		—	(1,259,509)	12,378,646	186,594	—		—
iShares TIPS Bond ETF	21,841,777	2,073,530		(1,705,049)		4,609	(772,135)	21,442,732	172,134	111,041		—
Master Total Return Portfolio	25,389,129	—		(397,853	)(a)(b)	(351,318)	(1,444,346)	23,195,612	$23,195,612	254,540		—

						$(443,939)	$(19,661,575)	$333,393,901		$1,101,753		$—

(a) Represents net amount purchased (sold).

(b) Inclusive of income and expense allocated from the Master Portfolio.

(c)  All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	16	04/14/22	$1,482	$26,072
TOPIX Index	60	06/09/22	9,500	780,574
S&P/TSE 60 Index	29	06/16/22	6,111	95,313
FTSE 100 Index	32	06/17/22	3,131	134,157
FTSE/MIB Index	10	06/17/22	1,340	69,981
Russell 2000 E-Mini Index	75	06/17/22	7,749	222,522
10-Year U.S. Treasury Note	162	06/21/22	19,886	(474,093)

				854,526

Short Contracts
MSCI EAFE Index	1	06/17/22	107	(7)
S&P 500 E-Mini Index	14	06/17/22	3,172	(197,933)
S&P 500 Micro E-Mini Index	232	06/17/22	5,256	(114,802)
Ultra U.S. Treasury Bond	33	06/21/22	5,841	209,170
5-Year U.S. Treasury Note	194	06/30/22	22,224	702,133

				598,561

				$1,453,087

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,109,000	USD	3,746,319	Bank of America N.A.	06/15/22	$81,355
CAD	403,000	USD	319,954	Bank of America N.A.	06/15/22	2,348
CAD	4,728,000	USD	3,694,168	Bank of America N.A.	06/15/22	87,077
CAD	6,581,116	USD	5,195,869	Morgan Stanley & Co. International PLC	06/15/22	67,415
USD	46,798	EUR	42,000	Morgan Stanley & Co. International PLC	06/15/22	210
USD	602,921	JPY	69,541,000	Morgan Stanley & Co. International PLC	06/15/22	30,639
USD	3,602,404	JPY	415,501,872	Morgan Stanley & Co. International PLC	06/15/22	183,066

						452,110

EUR	9,117,115	USD	10,148,975	Bank of America N.A.	06/15/22	(35,926)
JPY	415,502,000	USD	3,610,138	Morgan Stanley & Co. International PLC	06/15/22	(190,800)
USD	3,724,606	AUD	5,108,984	Morgan Stanley & Co. International PLC	06/15/22	(103,056)
USD	3,733,595	CAD	4,728,306	Bank of America N.A.	06/15/22	(47,895)
USD	9,944,996	EUR	9,117,000	Bank of America N.A.	06/15/22	(167,925)

						(545,602)

						$(93,492)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2030 Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$56,200,227	$—	$—	$56,200,227
Fixed-Income Funds	52,825,992	—	—	52,825,992
Money Market Funds	26,087,125	—	—	26,087,125

	$135,113,344	$—	$—	135,113,344

Investments Valued at NAV(a)				198,280,557

				$333,393,901

Derivative Financial Instruments(b)
Assets
Equity Contracts	$317,835	$1,010,784	$—	$1,328,619
Foreign Currency Exchange Contracts	—	452,110	—	452,110
Interest Rate Contracts	911,303	—	—	911,303
Liabilities
Equity Contracts	(312,742)	—	—	(312,742)
Foreign Currency Exchange Contracts	—	(545,602)	—	(545,602)
Interest Rate Contracts	(474,093)	—	—	(474,093)

	$442,303	$917,292	$—	$1,359,595

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

Portfolio Abbreviation (continued)

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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